Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
AmendmentDescription	XBRL is amended to reflect third quarter period ending September 30, 2013.
Document Period End Date	Sep. 30, 2013
Trading Symbol	RSOL
Entity Registrant Name	Real Goods Solar, Inc.
Entity Central Index Key	0001425565
Entity Filer Category	Smaller Reporting Company